UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: December 31, 2019

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

YieldShares

Schedule of Investments ● High Income ETF

September 30, 2019 (Unaudited)

Description	Shares	Fair Value

CLOSED-END FUNDS — 99.9%
Equity — 19.7%
Aberdeen Total Dynamic Dividend Fund	1,209,237	$10,085,037
Cohen & Steers Infrastructure Fund	347,494	9,465,737
Kayne Anderson MLP	208,114	3,009,328
Liberty All Star Equity Fund	1,579,597	10,109,421
Tortoise Energy Infrastructure	210,060	4,295,727
Tortoise Midstream Energy Fund	622,707	7,653,069
Voya Prime Rate Trust	409,588	1,929,159
		46,547,478
Fixed Income — 80.2%
AllianceBernstein Global High Income Fund	843,383	10,112,162
BlackRock Corporate High Yield Fund	950,864	10,221,788
BlackRock Debt Strategies Fund	595,724	6,404,033
BlackRock Multi-Sector Income Trust	574,920	9,865,627
Blackstone/GSO Strategic Credit Fund	656,826	9,589,660
Brookfield Real Assets Income Fund	471,666	10,654,935
DoubleLine Income Solutions Fund	524,525	10,448,538
Eaton Vance Limited Duration Income Fund	748,597	9,357,463
Eaton Vance Senior Floating-Rate Trust	187,955	2,450,933
First Trust High Income Long/Short Fund	381,747	5,787,285
First Trust Intermediate Duration Preferred & Income Fund	469,585	11,100,990
Invesco Dynamic Credit Opportunities Fund	454,339	5,002,272
Invesco Senior Income Trust	836,808	3,514,594
NexPoint Strategic Opportunities Fund	399,913	7,170,440
Nuveen Floating Rate Income Fund	403,199	3,919,094
Nuveen Preferred Securities Income Fund	1,150,380	11,331,243
PGIM Global High Yield Fund	676,098	9,715,528
PGIM High Yield Bond Fund	657,073	9,823,241
Templeton Emerging Markets Income Fund	677,503	6,151,727
Wells Fargo Income Opportunities Fund	1,231,691	10,149,134
Western Asset Emerging Markets Debt Fund	714,815	9,928,780
Western Asset High Income Fund II	1,566,793	10,622,857
Western Asset High Income Opportunity Fund	1,275,004	6,438,770
		189,761,094
Total Closed-End Funds
(Cost $235,111,532)		236,308,572

Total Investments - 99.9%
(Cost $235,111,532)		$236,308,572

Percentages are based on Net Assets of $236,557,140.

MLP — Master Limited Partnership

As of September 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended September 30, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

YYY-QH-001-1300

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: November 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: November 15, 2019

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: November 15, 2019